Income Taxes (Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Net operating losses	€ 317,632
Expiration Year: 2012 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2012
Net operating losses	41,031
Expiration Year: 2013 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2013
Net operating losses	16,309
Expiration Year: 2014 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2014
Net operating losses	37,607
Expiration Year: 2015 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2015
Net operating losses	0
Expiration Year: 2016 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2016
Net operating losses	10,567
Expiration Year: 2017 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2017
Net operating losses	47,712
Expiration Year: 2018 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2018
Net operating losses	57,753
Expiration Year: 2019 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2019
Net operating losses	35,929
Expiration Year: 2020 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2020
Net operating losses	325
Expiration Year: 2021-2028 [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses	0
Expiration Year: 2029 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2029
Net operating losses	17,837
Expiration Year: 2030 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2030
Net operating losses	3,762
Unlimited (No Expiration) [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	Unlimited
Net operating losses	€ 48,800
Minimum [Member] | Expiration Year: 2021-2028 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2021
Maximum [Member] | Expiration Year: 2021-2028 [Member]
Operating Loss Carryforwards [Line Items]
Expiration year	2028